3. SIGNIFICANT ACCOUNTING POLICIES: l) New accounting standards and interpretations (Policies)	12 Months Ended
Dec. 31, 2018
Policies
l) New accounting standards and interpretations

l)     New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the December 31, 2018 reporting period.  The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•        IFRS 16 Leases (effective January 1, 2019)

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.